BONDS (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Corporate Bond Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Interest expenses	¥ 1,442	¥ 1,475	¥ 2,991	¥ 3,780